Deferred transaction costs	12 Months Ended
Dec. 31, 2024
Deferred transaction costs
Deferred transaction costs
9	Deferred transaction costs

In accordance with the Business Combination Agreement and Reverse Recapitalization (Note 1.1), the Group incurred consulting and legal costs of $1,112,362 in 2022 related to the SPAC transaction. This amount was charged to the consolidated statement of changes in equity (Note 13).

All costs were incurred in 2022, and the Group did not incur any transaction related costs for the years ended 31 December 2023 and 31 December 2024.